TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Schedule of Composition of Trade Receivables
	New Israeli Shekels
	December 31
	2018	2019
	In millions
Trade (current and non-current)	1,130	1,061
Deferred interest income (note 2(n))	(26)	(25)
Allowance for credit loss	(188)	(162)
	916	874
Current	656	624
Non – current	260	250

Schedule of Allowance for Doubtful Accounts
The changes in the allowance for credit losses for the years ended December 31, 2017, 2018 and 2019 are as follows:

	New Israeli Shekels
	Year ended
	2017	2018	2019
	In millions
Balance at beginning of year	190	193	188
Receivables written-off during the year as
uncollectible	(49)	(35)	(44)
Charge or expense during the year*	52	30	18
Balance at end of year	193	188	162

(*) Equivalent to net impairment losses on financial and contract assets, as presented in the statement of income as Credit losses.

Schedule of Aging of Gross Trade Receivables
The aging of gross trade receivables and their respective allowance for credit losses as at December 31, 2018 and 2019 were as follows:

	New Israeli Shekels			New Israeli Shekels
	December 31, 2018			December 31, 2019
	In millions			In millions
	verage expected loss rate	Gross	Allowance	Average expected loss rate	Gross	Allowance
Not passed due	2%	900	19	2%	860	20
Less than one year	56%	94	53	54%	107	58
More than one year	85%	136	116	89%	94	84
		1,130	188		1,061	162